BUSINESS COMBINATIONS Q - Assets and Liabilities Recognized in Relation to Acquisition (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 09, 2024	Jul. 18, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 62,234	$ 58,037			$ 44,257
CryptoManufaktur
Business Combination [Line Items]
Intangible assets				$ 7,213
Goodwill				5,193
Counterparty digital assets				943,445
Total assets				955,851
Counterparty digital asset obligations				943,445
Accounts payable and accrued liabilities				21
Total liabilities				$ 943,466
Fierce Company
Business Combination [Line Items]
Cash			$ 315
Intangible assets			411
Goodwill			8,588
Other non-current assets			3,296
Total assets			12,610
Deferred tax liability			110
Total liabilities			$ 110